Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of forecasted cash flows for exchange rate risk - Interest rate risk [member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Hedged item Outflows [Member]
Hedged item
Net flows	(41,759)
Hedging instrument
Net flows	41,759
Hedged item Net flows [Member]
Hedged item
Net flows	(41,759)
Hedging instrument
Net flows	41,759
Demand [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Demand [Member] | Hedged item Outflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Demand [Member] | Hedged item Net flows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Up To One Month [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Up To One Month [Member] | Hedged item Outflows [Member]
Hedged item
Net flows	(5,687)
Hedging instrument
Net flows	5,687
Up To One Month [Member] | Hedged item Net flows [Member]
Hedged item
Net flows	(5,687)
Hedging instrument
Net flows	5,687
Between 1 and 3 months [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Between 1 and 3 months [Member] | Hedged item Outflows [Member]
Hedged item
Net flows	(4,281)
Hedging instrument
Net flows	4,281
Between 1 and 3 months [Member] | Hedged item Net flows [Member]
Hedged item
Net flows	(4,281)
Hedging instrument
Net flows	4,281
Between 3 and 12 months [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Between 3 and 12 months [Member] | Hedged item Outflows [Member]
Hedged item
Net flows	(20,192)
Hedging instrument
Net flows	20,192
Between 3 and 12 months [Member] | Hedged item Net flows [Member]
Hedged item
Net flows	(20,192)
Hedging instrument
Net flows	20,192
Between 1 and 3 years [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Between 1 and 3 years [Member] | Hedged item Outflows [Member]
Hedged item
Net flows	(6,784)
Hedging instrument
Net flows	6,784
Between 1 and 3 years [Member] | Hedged item Net flows [Member]
Hedged item
Net flows	(6,784)
Hedging instrument
Net flows	6,784
Between 3 and 5 years [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
Between 3 and 5 years [Member] | Hedged item Outflows [Member]
Hedged item
Net flows	(3,208)
Hedging instrument
Net flows	3,208
Between 3 and 5 years [Member] | Hedged item Net flows [Member]
Hedged item
Net flows	(3,208)
Hedging instrument
Net flows	3,208
More than 5 years [Member] | Hedged item Inflows [Member]
Hedged item
Net flows
Hedging instrument
Net flows
More than 5 years [Member] | Hedged item Outflows [Member]
Hedged item
Net flows	(1,606)
Hedging instrument
Net flows	1,606
More than 5 years [Member] | Hedged item Net flows [Member]
Hedged item
Net flows	(1,606)
Hedging instrument
Net flows	$ 1,606